Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Authorized share capital	$ 100,000	$ 100,000
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	345,326,342	389,331,539
Ordinary shares, shares outstanding (in shares)	327,628,481	351,162,158
Excess stock, shares authorized	100,000,000	100,000,000
Excess ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares
Ordinary Shares
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	327,952,842	371,958,039
Ordinary shares, shares outstanding (in shares)	310,254,981	333,788,658
Class B ordinary shares
Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500